Consolidated Statement Of Shareholders' (Deficit) Equity (USD $) In Millions	Class A Common Shares [Member]	Class B Common Shares [Member]	Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2007			$ 2,126.2	$ (40.3)	$ (17.0)		$ 2,068.9
Equity-based compensation expense			17.8				17.8
Investment from CDW Holdings LLC			1.3				1.3
Forfeitures related to MPK Coworker Incentive Plan II, net of tax			(2.6)				(2.6)
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax			(1.8)				(1.8)
Other			(0.1)				(0.1)
Net loss				(1,765.1)		(1,765.1)	(1,765.1)
Change in unrealized loss on interest rate swap agreements, net of tax					(54.6)	(54.6)	(54.6)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive income (loss) to net loss, net of tax					11.4	11.4	11.4
Foreign currency translation adjustment					(13.0)	(13.0)	(13.0)
Comprehensive loss						(1,821.3)
Balance at Dec. 31, 2008			2,140.8	(1,805.4)	(73.2)		262.2
Equity-based compensation expense			15.9				15.9
Investment from CDW Holdings LLC			0.1				0.1
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax			(1.4)				(1.4)
Net loss				(373.4)		(373.4)	(373.4)
Change in unrealized loss on interest rate swap agreements, net of tax					(13.3)	(13.3)	(13.3)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive income (loss) to net loss, net of tax					56.3	56.3	56.3
Foreign currency translation adjustment					8.9	8.9	8.9
Comprehensive loss						(321.5)
Balance at Dec. 31, 2009			2,155.4	(2,178.8)	(21.3)		(44.7)
Equity-based compensation expense			11.5				11.5
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax			(0.2)				(0.2)
Net loss				(29.2)		(29.2)	(29.2)
Change in unrealized loss on interest rate swap agreements, net of tax					(32.1)	(32.1)	(32.1)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive income (loss) to net loss, net of tax					47.3	47.3	47.3
Foreign currency translation adjustment					3.9	3.9	3.9
Comprehensive loss						(10.1)
Balance at Dec. 31, 2010			2,166.7	(2,208.0)	(2.2)		(43.5)
Equity-based compensation expense			8.1				8.1
Investment from CDW Holdings LLC			1.0				1.0
Stock distribution to CDW Holdings LLC				(0.2)			(0.2)
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax			(0.6)				(0.6)
Net loss				(39.0)		(39.0)	(39.0)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive income (loss) to net loss, net of tax					1.9	1.9	1.9
Foreign currency translation adjustment					3.0	3.0	3.0
Comprehensive loss						(34.1)
Balance at Jun. 30, 2011			$ 2,175.2	$ (2,247.2)	$ 2.7		$ (69.3)